UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04777

MFS SERIES TRUST I

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
May 31, 2018
MFS®  Core Equity Fund

Portfolio of Investments
5/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Aerospace – 3.8%
Boeing Co.	28,866	$ 10,165,451
CACI International, Inc., “A” (a)	31,728	5,287,471
Curtiss-Wright Corp.	33,385	4,248,241
FLIR Systems, Inc.	120,486	6,494,195
Honeywell International, Inc.	119,242	17,637,084
Northrop Grumman Corp.	37,926	12,411,284
Textron, Inc.	107,041	7,126,790
United Technologies Corp.	95,468	11,916,316
		$ 75,286,832
Alcoholic Beverages – 0.1%
Constellation Brands, Inc., “A”	10,184	$ 2,271,847
Apparel Manufacturers – 1.5%
Hanesbrands, Inc.	302,180	$ 5,508,741
NIKE, Inc., “B”	328,837	23,610,497
		$ 29,119,238
Automotive – 0.6%
CoPart, Inc. (a)	110,319	$ 6,048,791
Lear Corp.	26,073	5,162,454
		$ 11,211,245
Biotechnology – 1.1%
Biogen, Inc. (a)	75,262	$ 22,124,018
Brokerage & Asset Managers – 1.9%
Blackstone Group LP	374,838	$ 11,968,577
TD Ameritrade Holding Corp.	272,440	16,128,448
TMX Group Ltd.	142,547	8,939,146
		$ 37,036,171
Business Services – 3.0%
Amdocs Ltd.	56,814	$ 3,832,673
Cognizant Technology Solutions Corp., “A”	125,389	9,448,061
DXC Technology Co.	89,008	8,198,527
Fidelity National Information Services, Inc.	105,738	10,808,538
First Data Corp. (a)	45,475	864,025
Global Payments, Inc.	78,112	8,682,930
Grand Canyon Education, Inc. (a)	14,982	1,664,500
Total System Services, Inc.	44,611	3,800,411
Verisk Analytics, Inc., “A” (a)	78,989	8,391,791
Zendesk, Inc. (a)	61,649	3,445,563
		$ 59,137,019
Cable TV – 0.8%
Altice USA, Inc. (a)	110,950	$ 2,170,182
Comcast Corp., “A”	422,347	13,168,780
		$ 15,338,962
Chemicals – 2.2%
Celanese Corp.	43,884	$ 4,955,381
CF Industries Holdings, Inc.	148,621	6,114,268
DowDuPont, Inc.	216,545	13,882,700
Ingevity Corp. (a)	63,835	4,860,397

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – continued
PPG Industries, Inc.	127,100	$ 12,826,932
		$ 42,639,678
Computer Software – 5.4%
8x8, Inc. (a)	309,935	$ 5,795,784
Adobe Systems, Inc. (a)	116,303	28,992,012
Autodesk, Inc. (a)	32,897	4,247,003
DocuSign, Inc. (a)	21,165	1,054,229
Microsoft Corp.	356,851	35,271,153
Pluralsight, Inc., “A” (a)	57,008	1,226,812
Salesforce.com, Inc. (a)	238,871	30,893,186
		$ 107,480,179
Computer Software - Systems – 1.7%
Apple, Inc.	103,571	$ 19,354,313
Rapid7, Inc. (a)	240,134	7,605,044
SS&C Technologies Holdings, Inc.	73,553	3,744,583
Xerox Corp.	103,300	2,807,694
		$ 33,511,634
Construction – 0.5%
Sherwin-Williams Co.	24,703	$ 9,368,613
Consumer Products – 1.4%
Coty, Inc., “A”	397,089	$ 5,261,429
Kimberly-Clark Corp.	62,534	6,306,554
Newell Brands, Inc.	187,695	4,425,848
Procter & Gamble Co.	152,364	11,148,474
		$ 27,142,305
Consumer Services – 1.6%
Bookings Holdings, Inc. (a)	10,179	$ 21,466,697
Bright Horizons Family Solutions, Inc. (a)	56,435	5,711,222
ServiceMaster Global Holdings, Inc. (a)	88,886	5,078,946
		$ 32,256,865
Containers – 0.6%
Berry Global Group, Inc. (a)	139,825	$ 6,752,149
Sealed Air Corp.	96,266	4,193,347
		$ 10,945,496
Electrical Equipment – 2.5%
AMETEK, Inc.	164,435	$ 12,008,688
AZZ, Inc.	89,983	3,891,765
HD Supply Holdings, Inc. (a)	166,900	6,797,837
Johnson Controls International PLC	233,827	7,847,234
Sensata Technologies Holding PLC (a)	157,846	8,064,352
TE Connectivity Ltd.	71,666	6,670,671
WESCO International, Inc. (a)	51,360	3,048,216
		$ 48,328,763
Electronics – 6.9%
Analog Devices, Inc.	341,174	$ 33,155,289
Applied Materials, Inc.	88,393	4,488,597
Broadcom, Inc.	71,518	18,027,542
Inphi Corp. (a)(l)	245,561	8,295,051
IPG Photonics Corp. (a)	12,471	3,008,878
Marvell Technology Group Ltd.	501,995	10,812,972
Mellanox Technologies Ltd. (a)	60,409	5,158,929

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
NVIDIA Corp.	95,785	$ 24,156,019
Texas Instruments, Inc.	254,021	28,427,490
		$ 135,530,767
Energy - Independent – 2.4%
Concho Resources, Inc. (a)	46,155	$ 6,337,543
Energen Corp. (a)	27,794	1,885,545
EOG Resources, Inc.	134,535	15,849,568
EQT Corp.	28,591	1,473,580
Hess Corp.	124,713	7,535,159
Marathon Petroleum Corp.	152,217	12,029,710
Parsley Energy, Inc., “A” (a)	81,343	2,397,992
		$ 47,509,097
Energy - Integrated – 2.0%
Chevron Corp. (s)	325,154	$ 40,416,642
Engineering - Construction – 0.2%
KBR, Inc.	232,593	$ 4,284,363
Entertainment – 1.2%
Six Flags Entertainment Corp.	90,901	$ 5,864,932
Time Warner, Inc.	162,960	15,344,314
Twenty-First Century Fox, Inc.	79,253	3,055,203
		$ 24,264,449
Food & Beverages – 2.4%
Archer Daniels Midland Co.	149,883	$ 6,552,885
J.M. Smucker Co.	35,351	3,800,233
Mondelez International, Inc.	263,772	10,358,326
Monster Worldwide, Inc. (a)	138,307	7,075,786
PepsiCo, Inc.	168,145	16,856,536
Pinnacle Foods, Inc.	52,462	3,354,420
		$ 47,998,186
Gaming & Lodging – 0.5%
Hilton Worldwide Holdings, Inc.	75,232	$ 6,071,975
Marriott International, Inc., “A”	27,304	3,695,869
		$ 9,767,844
General Merchandise – 0.3%
Dollar Tree, Inc. (a)	69,841	$ 5,768,168
Health Maintenance Organizations – 1.6%
Cigna Corp.	102,200	$ 17,309,614
Humana Inc.	48,356	14,070,629
		$ 31,380,243
Insurance – 3.1%
Aon PLC	205,378	$ 28,726,221
Athene Holding Ltd. (a)	90,416	4,038,883
Chubb Ltd.	102,005	13,331,033
Hartford Financial Services Group, Inc.	274,979	14,389,651
		$ 60,485,788
Internet – 5.4%
Alphabet, Inc., “A” (a)(s)	43,721	$ 48,093,100
Facebook, Inc., “A” (a)	230,928	44,287,372
LogMeIn, Inc.	87,550	9,446,645

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – continued
MINDBODY, Inc., “A” (a)	136,759	$ 5,388,304
		$ 107,215,421
Leisure & Toys – 0.7%
Electronic Arts, Inc. (a)	82,350	$ 10,780,439
Take-Two Interactive Software, Inc. (a)	27,677	3,102,038
		$ 13,882,477
Machinery & Tools – 1.3%
Illinois Tool Works, Inc.	39,031	$ 5,608,755
ITT, Inc.	96,602	4,986,595
Roper Technologies, Inc.	38,047	10,492,982
SPX FLOW, Inc. (a)	103,323	4,501,783
		$ 25,590,115
Major Banks – 3.2%
Bank of America Corp.	1,481,407	$ 43,020,059
Morgan Stanley	73,999	3,710,310
PNC Financial Services Group, Inc.	110,891	15,902,878
		$ 62,633,247
Medical & Health Technology & Services – 1.4%
Cotiviti Holdings, Inc. (a)	69,582	$ 2,373,442
HCA Healthcare, Inc.	72,356	7,462,798
ICON PLC (a)	23,581	3,041,477
McKesson Corp.	62,131	8,818,874
Walgreens Boots Alliance, Inc.	82,007	5,116,417
		$ 26,813,008
Medical Equipment – 3.5%
Abiomed, Inc. (a)	12,060	$ 4,596,548
Align Technology, Inc. (a)	14,732	4,890,288
Danaher Corp.	62,804	6,235,181
Edwards Lifesciences Corp. (a)	107,549	14,767,553
Medtronic PLC	240,808	20,786,547
PerkinElmer, Inc.	102,989	7,655,172
Steris PLC	98,617	10,240,389
		$ 69,171,678
Metals & Mining – 0.3%
First Quantum Minerals Ltd.	138,948	$ 2,180,774
Teck Resources Ltd., “B”	135,627	3,684,986
		$ 5,865,760
Natural Gas - Distribution – 0.1%
NiSource, Inc.	75,198	$ 1,902,509
Natural Gas - Pipeline – 0.6%
Cheniere Energy, Inc. (a)	143,347	$ 9,549,777
Enterprise Products Partners LP	60,303	1,742,757
		$ 11,292,534
Network & Telecom – 1.3%
Cisco Systems, Inc.	586,883	$ 25,065,773
Switch, Inc. (l)	43,996	549,070
		$ 25,614,843

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 0.9%
Liberty Oilfield Services, Inc. (a)(l)	164,882	$ 3,505,391
Patterson-UTI Energy, Inc.	474,706	9,816,920
Schlumberger Ltd.	65,346	4,487,310
		$ 17,809,621
Other Banks & Diversified Financials – 7.1%
Bank of the Ozarks, Inc.	164,489	$ 7,819,807
Citigroup, Inc. (s)	552,855	36,869,900
Discover Financial Services	115,864	8,557,715
EuroDekania Ltd. (u)	580,280	86,493
Mastercard, Inc., “A”	160,011	30,421,292
Northern Trust Corp.	76,104	7,802,182
Prosperity Bancshares, Inc.	34,284	2,483,190
U.S. Bancorp	499,992	24,994,600
Wintrust Financial Corp.	137,020	12,620,912
Zions Bancorporation	143,297	7,854,109
		$ 139,510,200
Pharmaceuticals – 5.6%
Bristol-Myers Squibb Co.	336,918	$ 17,728,625
Eli Lilly & Co.	151,151	12,853,881
Johnson & Johnson	215,953	25,832,298
Pfizer, Inc.	978,158	35,145,217
Zoetis, Inc.	233,054	19,506,620
		$ 111,066,641
Pollution Control – 0.6%
Evoqua Water Technologies LLC (a)	257,508	$ 4,967,329
Waste Connections, Inc.	76,999	5,919,683
		$ 10,887,012
Railroad & Shipping – 1.3%
Canadian Pacific Railway Ltd.	70,298	$ 13,552,752
Kansas City Southern Co.	78,245	8,383,952
Union Pacific Corp.	28,157	4,019,693
		$ 25,956,397
Real Estate – 3.3%
Industrial Logistics Properties Trust, REIT	294,058	$ 6,257,554
Life Storage, Inc., REIT	138,524	12,816,240
Medical Properties Trust, Inc., REIT	1,541,637	20,920,014
Store Capital Corp., REIT	503,605	13,496,614
Sun Communities, Inc., REIT	53,041	5,128,004
W.P. Carey, Inc., REIT	108,784	7,311,373
		$ 65,929,799
Restaurants – 1.6%
Aramark	157,315	$ 6,106,968
Dave & Buster's, Inc. (a)	86,944	3,620,348
Starbucks Corp.	284,604	16,128,509
U.S. Foods Holding Corp. (a)	155,536	5,549,525
		$ 31,405,350
Specialty Chemicals – 0.2%
Univar, Inc. (a)	179,013	$ 4,881,685

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 5.2%
Amazon.com, Inc. (a)	32,819	$ 53,482,499
Costco Wholesale Corp.	63,144	12,517,667
L Brands, Inc.	145,469	4,932,854
Michaels Co., Inc. (a)	213,412	3,918,244
TJX Cos., Inc.	134,688	12,165,020
Tractor Supply Co.	117,075	8,699,843
Urban Outfitters, Inc. (a)	178,405	7,410,944
		$ 103,127,071
Telecommunications - Wireless – 1.9%
American Tower Corp., REIT	264,050	$ 36,536,599
Telephone Services – 0.5%
Verizon Communications, Inc.	210,832	$ 10,050,361
Tobacco – 0.7%
Philip Morris International, Inc.	173,031	$ 13,762,886
Utilities - Electric Power – 2.7%
American Electric Power Co., Inc.	109,514	$ 7,441,476
Avangrid, Inc.	83,958	4,457,330
CenterPoint Energy, Inc.	97,655	2,551,725
CMS Energy Corp.	144,315	6,657,251
Exelon Corp.	212,916	8,812,593
Great Plains Energy, Inc.	183,468	6,226,904
NextEra Energy, Inc.	67,026	11,113,581
Xcel Energy, Inc.	144,147	6,561,572
		$ 53,822,432
Total Common Stocks		$1,945,332,058
Convertible Preferred Stocks – 0.2%
Natural Gas - Distribution – 0.2%
South Jersey Industries, Inc.	55,901	$ 3,085,735
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 1.82% (v)	24,369,649	$ 24,367,212
Collateral for Securities Loaned – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.72% (j)	4,306,605	$ 4,306,605
Securities Sold Short – (0.2)%
Telecommunications - Wireless – (0.2)%
Crown Castle International Corp., REIT	(44,300)	$ (4,613,845)
Other Assets, Less Liabilities – (0.1)%		(665,587)
Net Assets – 100.0%		$1,971,812,178

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $24,367,212 and $1,952,724,398, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
At May 31, 2018, the fund had cash collateral of $85,004 and other liquid securities with an aggregate value of $8,765,518 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,914,053,960	$—	$—	$1,914,053,960
Canada	34,277,340	—	—	34,277,340
Cayman Islands	—	—	86,493	86,493
Mutual Funds	28,673,817	—	—	28,673,817
Total	$1,977,005,117	$—	$86,493	$1,977,091,610
Short Sales	$(4,613,845)	$—	$—	$(4,613,845)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund's policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the

Supplemental Information (unaudited) – continued
beginning and the end of the period.
Equity Securities
Balance as of 8/31/17	$67,353
Change in unrealized appreciation or depreciation	19,140
Balance as of 5/31/18	$86,493
The net change in unrealized appreciation or depreciation from investments held as level 3 at May 31, 2018 is $19,140. At May 31, 2018, the fund held one level 3 security.
(2) Securities Lending Collateral
At May 31, 2018, the value of securities loaned was $4,327,745. These loans were collateralized by cash of $4,306,605 and U.S. Treasury Obligations of $232,329.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	26,819,115	213,052,488	(215,501,954)	24,369,649
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(3,382)	$(617)	$—	$315,412	$24,367,212

Quarterly Report
May 31, 2018
MFS®  Low Volatility Global Equity Fund

Portfolio of Investments
5/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace – 3.1%
Boeing Co.	6,439	$ 2,267,558
Lockheed Martin Corp.	10,317	3,245,109
		$ 5,512,667
Apparel Manufacturers – 0.4%
Gildan Activewear, Inc.	27,766	$ 803,270
Automotive – 2.1%
Kia Motors Corp.	68,512	$ 1,976,628
USS Co. Ltd.	89,600	1,691,175
		$ 3,667,803
Business Services – 1.1%
Forrester Research, Inc.	44,855	$ 1,895,124
Cable TV – 0.3%
Comcast Corp., “A”	17,528	$ 546,523
Computer Software – 2.0%
Adobe Systems, Inc. (a)	14,400	$ 3,589,632
Computer Software - Systems – 2.0%
NICE Systems Ltd., ADR (a)	34,562	$ 3,654,932
Construction – 0.7%
Owens Corning	19,171	$ 1,211,991
Consumer Products – 2.2%
Kimberly-Clark Corp.	13,996	$ 1,411,497
L'Oréal	3,282	788,851
Procter & Gamble Co.	22,500	1,646,325
		$ 3,846,673
Electronics – 4.5%
Kyocera Corp.	47,800	$ 2,836,759
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	133,133	5,152,247
		$ 7,989,006
Energy - Independent – 1.0%
Occidental Petroleum Corp.	20,534	$ 1,728,963
Energy - Integrated – 2.3%
Exxon Mobil Corp.	27,486	$ 2,232,963
Royal Dutch Shell PLC, “B”	51,385	1,828,623
		$ 4,061,586
Food & Beverages – 8.7%
General Mills, Inc.	41,666	$ 1,762,055
Marine Harvest	128,935	2,579,425
Mondelez International, Inc.	24,431	959,406
Nestle S.A.	36,204	2,732,197
PepsiCo, Inc.	29,496	2,956,974
Sligro Food Group N.V.	20,408	1,041,401
Toyo Suisan Kaisha Ltd.	53,600	1,909,389
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
Tyson Foods, Inc., “A”	24,077	$ 1,624,475
		$ 15,565,322
Food & Drug Stores – 2.8%
Dairy Farm International Holdings Ltd.	202,300	$ 1,733,711
Lawson, Inc.	34,100	2,218,761
METRO, Inc., “A”	32,368	1,067,949
		$ 5,020,421
Health Maintenance Organizations – 1.3%
Cigna Corp.	7,775	$ 1,316,852
Humana Inc.	3,616	1,052,183
		$ 2,369,035
Insurance – 3.1%
Beazley PLC	204,105	$ 1,622,536
Everest Re Group Ltd.	3,132	705,608
Swiss Life Holding AG	3,856	1,314,546
Travelers Cos., Inc.	5,860	753,127
Zurich Insurance Group AG	4,082	1,210,187
		$ 5,606,004
Internet – 2.2%
Alphabet, Inc., “A” (a)	1,273	$ 1,400,300
Facebook, Inc., “A” (a)	13,068	2,506,181
		$ 3,906,481
Machinery & Tools – 0.7%
Schindler Holding AG	3,343	$ 706,181
Schindler Holding AG	2,618	537,094
		$ 1,243,275
Major Banks – 1.9%
Bank of Nova Scotia	16,070	$ 969,503
PNC Financial Services Group, Inc.	4,850	695,538
Royal Bank of Canada	21,998	1,662,829
		$ 3,327,870
Medical & Health Technology & Services – 0.8%
Express Scripts Holding Co. (a)	18,255	$ 1,383,912
Medical Equipment – 5.4%
Abbott Laboratories	18,406	$ 1,132,521
Fisher & Paykel Healthcare Corp. Ltd.	339,633	3,148,650
Terumo Corp.	90,200	5,326,073
		$ 9,607,244
Natural Gas - Pipeline – 0.9%
Enbridge, Inc.	50,055	$ 1,555,209
Network & Telecom – 1.1%
VTech Holdings Ltd.	158,500	$ 1,933,510
Other Banks & Diversified Financials – 3.5%
Bangkok Bank Public Co. Ltd.	113,400	$ 683,135
Credicorp Ltd.	8,071	1,787,081
Discover Financial Services	13,116	968,748
Public Bank Berhad	184,000	1,101,296
Sydbank A.S.	29,076	986,455
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
U.S. Bancorp	14,057	$ 702,710
		$ 6,229,425
Pharmaceuticals – 8.7%
Eli Lilly & Co.	9,209	$ 783,133
Johnson & Johnson	36,976	4,423,069
Merck & Co., Inc.	39,646	2,360,127
Novartis AG	12,565	930,136
Pfizer, Inc.	97,455	3,501,558
Roche Holding AG	16,035	3,433,631
		$ 15,431,654
Pollution Control – 1.4%
Waste Connections, Inc.	32,588	$ 2,505,365
Precious Metals & Minerals – 1.2%
Franco-Nevada Corp.	29,310	$ 2,066,800
Railroad & Shipping – 0.8%
Canadian National Railway Co.	17,312	$ 1,445,206
Real Estate – 7.5%
AvalonBay Communities, Inc., REIT	13,760	$ 2,277,830
Grand City Properties S.A.	131,074	3,217,875
Public Storage, Inc., REIT	5,724	1,212,572
Starwood Property Trust, Inc., REIT	50,317	1,092,382
Store Capital Corp., REIT	122,763	3,290,049
Sun Communities, Inc., REIT	23,622	2,283,775
		$ 13,374,483
Restaurants – 1.8%
McDonald's Corp.	20,596	$ 3,295,566
Specialty Chemicals – 2.4%
PTT Global Chemical PLC	871,000	$ 2,430,033
Symrise AG	21,813	1,771,265
		$ 4,201,298
Specialty Stores – 5.3%
ABC-MART, Inc.	62,900	$ 3,863,291
Home Depot, Inc.	8,179	1,525,792
Ross Stores, Inc.	50,310	3,968,453
		$ 9,357,536
Telecommunications - Wireless – 3.3%
KDDI Corp.	106,000	$ 2,861,525
SBA Communications Corp., REIT (a)	5,405	854,368
Vodafone Group PLC	871,989	2,223,538
		$ 5,939,431
Telephone Services – 3.7%
HKT Trust and HKT Ltd.	1,567,000	$ 1,967,940
TELUS Corp.	79,869	2,808,993
Verizon Communications, Inc.	36,587	1,744,102
		$ 6,521,035
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 1.8%
Altria Group, Inc.	33,807	$ 1,884,402
British American Tobacco	81,800	664,676
Philip Morris International, Inc.	8,879	706,236
		$ 3,255,314
Utilities - Electric Power – 6.9%
Alliant Energy Corp.	53,616	$ 2,220,775
American Electric Power Co., Inc.	23,254	1,580,109
Avangrid, Inc.	26,222	1,392,126
CLP Holdings Ltd.	260,000	2,729,020
Duke Energy Corp.	8,834	681,631
WEC Energy Group, Inc.	26,452	1,670,444
Xcel Energy, Inc.	44,281	2,015,671
		$ 12,289,776
Total Common Stocks		$175,939,342
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 1.82% (v)	1,356,228	$ 1,356,093
Other Assets, Less Liabilities – 0.3%		542,682
Net Assets – 100.0%		$177,838,117
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,356,093 and $175,939,342, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
5/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$84,460,445	$—	$—	$84,460,445
Japan	2,836,759	17,870,214	—	20,706,973
Canada	14,885,125	—	—	14,885,125
Switzerland	10,863,972	—	—	10,863,972
Hong Kong	3,701,651	4,662,531	—	8,364,182
United Kingdom	5,674,697	—	—	5,674,697
Taiwan	5,152,247	—	—	5,152,247
Germany	4,989,139	—	—	4,989,139
Israel	3,654,932	—	—	3,654,932
Other Countries	7,847,888	9,339,742	—	17,187,630
Mutual Funds	1,356,093	—	—	1,356,093
Total	$145,422,948	$31,872,487	$—	$177,295,435
For further information regarding security characteristics, see the Portfolio of Investments.
5

Supplemental Information (unaudited) – continued
Of the level 2 investments presented above, equity investments amounting to $27,658,022 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,955,613	24,912,088	(25,511,473)	1,356,228
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(47)	$(7)	$—	$12,601	$1,356,093

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2018, are as follows:
Japan	18.7%
United Kingdom	12.7%
Switzerland	11.6%
Germany	9.5%
France	8.9%
United States	6.6%
Australia	3.3%
Hong Kong	3.3%
Spain	3.2%
Other Countries	22.2%
6

Quarterly Report
May 31, 2018
MFS®  Low Volatility
Equity Fund

Portfolio of Investments
5/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace – 6.4%
Boeing Co.	1,879	$ 661,709
General Dynamics Corp.	2,930	591,010
Honeywell International, Inc.	9,387	1,388,431
Lockheed Martin Corp.	3,755	1,181,098
Northrop Grumman Corp.	4,034	1,320,126
United Technologies Corp.	4,686	584,907
		$ 5,727,281
Alcoholic Beverages – 1.5%
Constellation Brands, Inc., “A”	6,008	$ 1,340,265
Brokerage & Asset Managers – 1.5%
CME Group, Inc.	8,259	$ 1,345,391
Business Services – 3.1%
Amdocs Ltd.	40,855	$ 2,756,078
Cable TV – 0.6%
Comcast Corp., “A”	16,342	$ 509,544
Computer Software – 0.8%
Blackbaud, Inc.	4,016	$ 391,440
Oracle Corp.	7,143	333,721
		$ 725,161
Consumer Products – 1.1%
Procter & Gamble Co.	13,377	$ 978,795
Consumer Services – 2.9%
Bookings Holdings, Inc. (a)	422	$ 889,964
Bright Horizons Family Solutions, Inc. (a)	17,341	1,754,909
		$ 2,644,873
Containers – 0.3%
Berry Global Group, Inc. (a)	6,517	$ 314,706
Electronics – 1.5%
Texas Instruments, Inc.	12,115	$ 1,355,790
Energy - Independent – 2.3%
Marathon Petroleum Corp.	11,440	$ 904,104
Occidental Petroleum Corp.	8,821	742,728
Phillips 66	3,737	435,323
		$ 2,082,155
Energy - Integrated – 0.7%
Exxon Mobil Corp.	8,057	$ 654,551
Food & Beverages – 6.1%
General Mills, Inc.	21,723	$ 918,666
Mondelez International, Inc.	14,803	581,314
PepsiCo, Inc.	24,956	2,501,839
Pinnacle Foods, Inc.	8,357	534,346
Tyson Foods, Inc., “A”	13,143	886,758
		$ 5,422,923
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 1.4%
Carnival Corp.	15,251	$ 949,832
Marriott International, Inc., “A”	2,592	350,853
		$ 1,300,685
General Merchandise – 1.6%
Wal-Mart Stores, Inc.	17,174	$ 1,417,542
Health Maintenance Organizations – 4.1%
Cigna Corp.	6,494	$ 1,099,888
Humana Inc.	4,610	1,341,418
UnitedHealth Group, Inc.	5,239	1,265,271
		$ 3,706,577
Insurance – 9.1%
Allstate Corp.	3,900	$ 364,572
Aon PLC	8,643	1,208,896
Chubb Ltd.	8,005	1,046,173
Everest Re Group Ltd.	6,034	1,359,400
Hartford Financial Services Group, Inc.	18,154	949,999
Loews Corp.	23,806	1,163,399
MetLife, Inc.	12,936	594,927
Progressive Corp.	8,790	545,771
Prudential Financial, Inc.	3,367	326,060
Travelers Cos., Inc.	4,682	601,731
		$ 8,160,928
Internet – 5.2%
Alphabet, Inc., “A” (a)	1,973	$ 2,170,300
Alphabet, Inc., “C” (a)	458	496,925
Facebook, Inc., “A” (a)	10,178	1,951,937
		$ 4,619,162
Major Banks – 0.6%
PNC Financial Services Group, Inc.	3,938	$ 564,749
Medical Equipment – 5.2%
Danaher Corp.	11,708	$ 1,162,370
Medtronic PLC	15,039	1,298,167
Steris PLC	12,136	1,260,202
Stryker Corp.	3,289	572,352
Varian Medical Systems, Inc. (a)	3,089	364,100
		$ 4,657,191
Network & Telecom – 2.7%
Cisco Systems, Inc.	44,347	$ 1,894,060
Motorola Solutions, Inc.	4,591	492,798
		$ 2,386,858
Other Banks & Diversified Financials – 3.4%
M&T Bank Corp.	4,513	$ 776,597
Mastercard, Inc., “A”	5,470	1,039,956
U.S. Bancorp	9,817	490,752
Visa, Inc., “A”	5,765	753,601
		$ 3,060,906
Pharmaceuticals – 5.9%
Eli Lilly & Co.	23,699	$ 2,015,363
Johnson & Johnson	17,442	2,086,412
Pfizer, Inc.	20,033	719,786
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Zoetis, Inc.	5,699	$ 477,006
		$ 5,298,567
Pollution Control – 3.1%
Waste Connections, Inc.	36,281	$ 2,789,283
Printing & Publishing – 0.6%
Moody's Corp.	2,935	$ 500,623
Real Estate – 7.1%
AvalonBay Communities, Inc., REIT	6,424	$ 1,063,429
Extra Space Storage, Inc., REIT	10,047	967,024
Mid-America Apartment Communities, Inc., REIT	6,460	604,398
Public Storage, Inc., REIT	4,672	989,716
Starwood Property Trust, Inc., REIT	46,127	1,001,417
Store Capital Corp., REIT	23,482	629,318
Sun Communities, Inc., REIT	11,115	1,074,598
		$ 6,329,900
Restaurants – 3.7%
Aramark	12,578	$ 488,278
McDonald's Corp.	10,767	1,722,828
Starbucks Corp.	19,489	1,104,441
		$ 3,315,547
Specialty Chemicals – 1.9%
Ecolab, Inc.	8,945	$ 1,275,647
Praxair, Inc.	2,681	418,933
		$ 1,694,580
Specialty Stores – 3.0%
Costco Wholesale Corp.	10,263	$ 2,034,537
Home Depot, Inc.	3,570	665,984
		$ 2,700,521
Telecommunications - Wireless – 0.5%
SBA Communications Corp., REIT (a)	2,714	$ 429,002
Telephone Services – 0.8%
Verizon Communications, Inc.	14,448	$ 688,736
Tobacco – 2.3%
Altria Group, Inc.	25,294	$ 1,409,887
Philip Morris International, Inc.	7,916	629,639
		$ 2,039,526
Utilities - Electric Power – 8.2%
American Electric Power Co., Inc.	6,934	$ 471,165
DTE Energy Co.	9,455	968,476
Duke Energy Corp.	13,907	1,073,064
Exelon Corp.	11,338	469,280
Great Plains Energy, Inc.	16,537	561,266
NextEra Energy, Inc.	9,224	1,529,431
WEC Energy Group, Inc.	15,562	982,740
Xcel Energy, Inc.	27,902	1,270,099
		$ 7,325,521
Total Common Stocks		$88,843,917
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 1.82% (v)	558,735	$ 558,679
Other Assets, Less Liabilities – 0.2%		203,290
Net Assets – 100.0%		$89,605,886
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $558,679 and $88,843,917, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
5/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$88,843,917	$—	$—	$88,843,917
Mutual Funds	558,679	—	—	558,679
Total	$89,402,596	$—	$—	$89,402,596
For further information regarding security characteristics, see the Portfolio of Investments.
5

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	631,939	11,232,495	(11,305,699)	558,735
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(115)	$1	$—	$4,669	$558,679

6

Quarterly Report
May 31, 2018
MFS®  New Discovery Fund

Portfolio of Investments
5/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.6%
Aerospace – 3.4%
CACI International, Inc., “A” (a)	85,167	$ 14,193,081
Curtiss-Wright Corp.	117,290	14,925,152
FLIR Systems, Inc.	242,511	13,071,343
		$ 42,189,576
Automotive – 2.6%
Hella KGaA Hueck & Co.	117,733	$ 7,404,808
Kar Auction Services, Inc.	297,124	15,679,233
WABCO Holdings, Inc. (a)	76,988	9,310,159
		$ 32,394,200
Biotechnology – 5.3%
Aimmune Therapeutics, Inc. (a)	159,475	$ 5,277,028
Alder Biopharmaceuticals, Inc. (a)	451,539	7,879,356
Amicus Therapeutics, Inc. (a)	472,455	7,984,489
Bio-Techne Corp.	62,088	9,333,068
Exact Sciences Corp. (a)	101,987	6,072,306
Immunomedics, Inc. (a)	336,306	7,418,910
MiMedx Group, Inc. (a)(l)	337,167	2,838,946
Morphosys AG, ADR (a)	235,495	6,238,263
Neurocrine Biosciences, Inc. (a)	58,099	5,592,610
Spark Therapeutics, Inc. (a)	76,522	6,105,690
Tesaro, Inc. (a)	46,745	2,139,519
		$ 66,880,185
Brokerage & Asset Managers – 2.0%
Hamilton Lane, Inc.,“A”	152,364	$ 7,124,540
TMX Group Ltd.	110,532	6,931,480
WisdomTree Investments, Inc.	1,003,851	11,002,207
		$ 25,058,227
Business Services – 4.6%
CoStar Group, Inc. (a)	14,059	$ 5,359,572
Global Payments, Inc.	98,173	10,912,911
WNS (Holdings) Ltd., ADR (a)	288,865	14,772,556
Yext, Inc. (a)	695,659	10,706,192
Zendesk, Inc. (a)	271,610	15,180,283
		$ 56,931,514
Chemicals – 1.1%
Ingevity Corp. (a)	188,170	$ 14,327,264
Computer Software – 7.2%
8x8, Inc. (a)	572,469	$ 10,705,170
Cadence Design Systems, Inc. (a)	207,783	8,820,388
DocuSign, Inc. (a)	93,863	4,675,316
Everbridge, Inc. (a)	192,640	8,874,925
Okta, Inc. (a)	98,480	5,535,561
Paylocity Holding Corp. (a)	202,131	12,077,327
Pluralsight, Inc., “A” (a)	433,132	9,321,001
RingCentral, Inc. (a)	130,243	9,865,907
Twilio, Inc., “A” (a)	181,051	9,771,323
Ultimate Software Group, Inc. (a)	37,623	9,862,869
		$ 89,509,787
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 10.6%
Box, Inc. (a)	447,483	$ 11,491,363
EVO Payments, Inc., “A” (a)	423,491	9,096,587
Five9, Inc. (a)	371,166	12,949,982
ForeScout Tech, Inc. (a)	332,510	10,001,901
Kinaxis, Inc. (a)	75,290	4,950,814
New Relic, Inc. (a)	97,597	9,914,879
NICE Systems Ltd., ADR (a)	156,332	16,532,109
Proofpoint, Inc. (a)	68,637	8,022,979
Q2 Holdings, Inc. (a)	212,293	12,132,545
Rapid7, Inc. (a)	466,085	14,760,912
RealPage, Inc (a)	131,548	7,728,445
SS&C Technologies Holdings, Inc.	290,179	14,773,013
		$ 132,355,529
Construction – 3.9%
Foundation Building Materials, Inc. (a)	648,900	$ 9,960,615
GMS, Inc. (a)	378,652	11,340,627
Lennox International, Inc.	49,410	10,045,547
Siteone Landscape Supply, Inc. (a)	73,527	5,562,318
Summit Materials, Inc., “A” (a)	411,871	11,705,374
		$ 48,614,481
Consumer Products – 0.5%
E.L.F. Beauty, Inc. (a)(l)	310,651	$ 5,855,771
Consumer Services – 2.6%
51job, Inc., ADR (a)	118,816	$ 12,642,022
Bright Horizons Family Solutions, Inc. (a)	196,405	19,876,186
		$ 32,518,208
Containers – 1.6%
Berry Global Group, Inc. (a)	425,858	$ 20,564,683
Electrical Equipment – 2.4%
CTS Corp.	315,844	$ 10,264,930
Littlefuse, Inc.	68,290	14,822,344
WESCO International, Inc. (a)	84,131	4,993,175
		$ 30,080,449
Electronics – 5.1%
Brooks Automation, Inc.	421,826	$ 13,785,274
Inphi Corp. (a)(l)	335,856	11,345,216
MACOM Technology Solutions Holdings, Inc. (a)(l)	188,411	4,248,668
Monolithic Power Systems, Inc.	99,693	13,140,534
nLight, Inc. (a)	138,855	5,158,463
Silicon Laboratories, Inc. (a)	154,021	16,264,618
		$ 63,942,773
Entertainment – 0.8%
Live Nation, Inc. (a)	226,246	$ 9,644,867
Food & Beverages – 0.1%
Flex Pharma, Inc. (a)(l)	228,187	$ 867,111
Forest & Paper Products – 0.5%
Trex Co., Inc. (a)	51,025	$ 6,012,276
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 2.4%
LogMeIn, Inc.	179,105	$ 19,325,429
MINDBODY, Inc., “A” (a)	274,275	10,806,435
		$ 30,131,864
Machinery & Tools – 2.6%
Gardner Denver Holdings, Inc. (a)	186,190	$ 6,120,065
Gates Industrial Corp. PLC (a)	679,903	10,103,359
Lincoln Electric Holdings, Inc.	81,744	7,324,262
Ritchie Bros. Auctioneers, Inc.	254,251	8,664,874
		$ 32,212,560
Medical & Health Technology & Services – 6.7%
Capital Senior Living Corp. (a)	387,925	$ 4,232,262
Charles River Laboratories International, Inc. (a)	101,061	10,866,079
ICON PLC (a)	146,637	18,913,240
Medidata Solutions, Inc. (a)	175,573	13,547,213
OptiNose, Inc. (a)(l)	426,863	9,847,729
Syneos Health, Inc. (a)	295,582	12,710,026
Teladoc, Inc. (a)	257,127	13,087,764
		$ 83,204,313
Medical Equipment – 10.4%
DexCom, Inc. (a)	69,821	$ 6,143,550
Inspire Medical Systems, Inc. (a)	76,561	2,296,830
iRhythm Technologies, Inc. (a)	113,859	8,656,700
Masimo Corp. (a)	135,136	13,385,221
Merit Medical Systems, Inc. (a)	246,481	12,644,475
Mesa Laboratories, Inc.	38,086	6,058,721
Nevro Corp. (a)	126,142	9,926,114
NuVasive, Inc. (a)	175,310	8,986,391
PerkinElmer, Inc.	193,237	14,363,306
Quidel Corp. (a)	199,946	12,536,614
Steris PLC	168,090	17,454,465
Tactile Systems Technology, Inc. (a)	147,664	7,328,564
West Pharmaceutical Services, Inc.	114,067	10,608,231
		$ 130,389,182
Network & Telecom – 1.7%
Interxion Holding N.V. (a)	186,150	$ 11,887,539
Switch, Inc.	772,963	9,646,578
		$ 21,534,117
Oil Services – 0.5%
Liberty Oilfield Services, Inc. (a)(l)	326,914	$ 6,950,192
Other Banks & Diversified Financials – 3.2%
Bank of the Ozarks, Inc.	249,809	$ 11,875,920
Pinnacle Financial Partners, Inc.	161,026	10,796,793
Preferred Bank	88,967	5,667,198
Wintrust Financial Corp.	131,080	12,073,779
		$ 40,413,690
Pharmaceuticals – 1.3%
Aratana Therapeutics, Inc. (a)	840,532	$ 4,286,713
Collegium Pharmaceutical, Inc. (a)	254,315	5,752,605
PetIQ, Inc. (a)(l)	353,037	6,760,659
		$ 16,799,977
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pollution Control – 1.4%
Clean Harbors, Inc. (a)	116,335	$ 6,165,755
Evoqua Water Technologies LLC (a)	563,627	10,872,365
		$ 17,038,120
Railroad & Shipping – 0.3%
StealthGas, Inc. (a)	999,885	$ 3,969,543
Real Estate – 2.0%
Big Yellow Group PLC, REIT	469,319	$ 5,802,172
Life Storage, Inc., REIT	66,862	6,186,072
STAG Industrial, Inc., REIT	499,310	13,301,619
		$ 25,289,863
Restaurants – 4.4%
Dave & Buster's, Inc. (a)	268,293	$ 11,171,721
Performance Food Group Co. (a)	584,267	20,887,545
U.S. Foods Holding Corp. (a)	635,919	22,689,590
		$ 54,748,856
Special Products & Services – 0.9%
Boyd Group Income Fund, IEU	122,962	$ 10,784,543
Specialty Chemicals – 4.5%
Axalta Coating Systems Ltd. (a)	245,639	$ 7,641,829
Ferro Corp. (a)	583,399	11,936,344
Ferroglobe PLC (a)	613,216	6,273,200
RPM International, Inc.	296,291	14,666,404
Univar, Inc. (a)	566,933	15,460,263
		$ 55,978,040
Total Common Stocks		$1,207,191,761
Investment Companies (h) – 3.5%
Money Market Funds – 3.5%
MFS Institutional Money Market Portfolio, 1.82% (v)	43,496,742	$ 43,492,392
Collateral for Securities Loaned – 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.72% (j)	13,945,482	$ 13,945,482
Other Assets, Less Liabilities – (1.2)%		(15,185,964)
Net Assets – 100.0%		$1,249,443,671
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $43,492,392 and $1,221,137,243, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
5/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,207,191,761	$—	$—	$1,207,191,761
Mutual Funds	57,437,874	—	—	57,437,874
Total	$1,264,629,635	$—	$—	$1,264,629,635
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At May 31, 2018, the value of securities loaned was $13,653,924. These loans were collateralized by cash of $13,945,482 and U.S. Treasury Obligations of $191,381.
5

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	23,454,525	359,922,607	(339,880,390)	43,496,742
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(4,847)	$464	$—	$359,357	$43,492,392

6

Quarterly Report
May 31, 2018
MFS®  Research International Fund

Portfolio of Investments
5/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.1%
Airlines – 0.9%
Aena S.A.	221,141	$ 42,475,659
Malaysia Airports Holdings Berhad	16,014,400	33,517,576
		$ 75,993,235
Alcoholic Beverages – 0.4%
AmBev S.A., ADR	6,186,370	$ 32,540,306
Apparel Manufacturers – 1.5%
LVMH Moet Hennessy Louis Vuitton SE	356,426	$ 123,774,798
Automotive – 2.3%
Koito Manufacturing Co. Ltd.	1,412,300	$ 103,483,926
USS Co. Ltd.	4,655,300	87,867,452
		$ 191,351,378
Broadcasting – 0.9%
WPP PLC	4,423,643	$ 72,478,056
Brokerage & Asset Managers – 0.8%
TMX Group Ltd.	1,043,510	$ 65,438,684
Business Services – 2.3%
Cerved Information Solutions S.p.A.	1,931,573	$ 20,221,344
Cognizant Technology Solutions Corp., “A”	1,454,813	109,620,159
Nomura Research Institute Ltd.	1,265,500	63,479,197
		$ 193,320,700
Chemicals – 0.1%
Orica Ltd.	504,311	$ 6,739,077
Computer Software – 0.6%
Check Point Software Technologies Ltd. (a)	543,620	$ 52,926,843
Computer Software - Systems – 2.5%
Amadeus IT Group S.A.	1,174,355	$ 93,218,577
EPAM Systems, Inc. (a)	584,854	72,042,316
Hitachi Ltd.	5,726,000	41,716,194
		$ 206,977,087
Conglomerates – 0.9%
Melrose Industries PLC	24,455,676	$ 76,723,995
Construction – 2.2%
Techtronic Industries Co. Ltd.	12,894,500	$ 77,351,875
Toto Ltd.	2,012,600	104,737,184
		$ 182,089,059
Consumer Products – 2.7%
L'Oréal	416,088	$ 100,009,578
Reckitt Benckiser Group PLC	1,602,650	122,737,168
		$ 222,746,746
Consumer Services – 0.3%
Ctrip.com International Ltd., ADR (a)	614,964	$ 27,728,727
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 1.0%
Brambles Ltd.	11,807,952	$ 80,478,775
Electrical Equipment – 2.8%
Legrand S.A.	904,364	$ 68,234,736
Schneider Electric S.A.	1,936,950	167,066,877
		$ 235,301,613
Electronics – 2.8%
Mellanox Technologies Ltd. (a)	578,682	$ 49,419,443
NVIDIA Corp.	158,003	39,846,776
Samsung Electronics Co. Ltd.	611,714	28,714,507
Silicon Motion Technology Corp., ADR	536,700	26,099,721
Taiwan Semiconductor Manufacturing Co. Ltd.	11,397,326	85,043,654
		$ 229,124,101
Energy - Independent – 1.8%
Cairn Energy PLC (a)	15,051,169	$ 46,179,112
Caltex Australia Ltd.	2,291,944	50,859,167
Oil Search Ltd.	8,889,435	55,424,956
		$ 152,463,235
Energy - Integrated – 3.2%
BP PLC	17,134,689	$ 131,269,666
Eni S.p.A.	4,180,817	75,708,714
Galp Energia SGPS S.A., “B”	3,160,085	58,720,885
		$ 265,699,265
Food & Beverages – 3.6%
Danone S.A.	1,129,576	$ 86,349,551
Nestle S.A.	2,805,133	211,694,189
		$ 298,043,740
Food & Drug Stores – 1.5%
Sundrug Co. Ltd.	1,687,700	$ 76,469,891
Tesco PLC	16,020,940	52,327,825
		$ 128,797,716
Gaming & Lodging – 0.6%
Paddy Power Betfair PLC	392,398	$ 47,520,904
Insurance – 5.0%
AIA Group Ltd.	15,904,800	$ 145,130,473
Aon PLC	518,168	72,476,158
Hiscox Ltd.	3,580,007	71,481,448
Swiss Re Ltd.	531,900	45,969,199
Zurich Insurance Group AG	266,439	78,990,945
		$ 414,048,223
Internet – 1.5%
Alibaba Group Holding Ltd., ADR (a)	208,500	$ 41,285,085
NAVER Corp.	85,664	53,039,003
Scout24 AG	600,724	30,801,857
		$ 125,125,945
Machinery & Tools – 5.5%
Daikin Industries Ltd.	1,051,200	$ 120,982,639
GEA Group AG	1,882,111	69,308,912
Hoshizaki Corp.	414,500	41,479,269
Kubota Corp.	6,312,300	105,827,275
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Ritchie Bros. Auctioneers, Inc. (l)	1,231,396	$ 41,967,754
Schindler Holding AG	376,646	79,563,410
		$ 459,129,259
Major Banks – 6.7%
Barclays PLC	35,194,642	$ 92,280,743
BNP Paribas (l)	1,927,780	119,579,851
Erste Group Bank AG	1,926,850	80,372,235
Mitsubishi UFJ Financial Group, Inc.	20,560,800	122,851,751
UBS AG	9,459,743	142,529,610
		$ 557,614,190
Medical & Health Technology & Services – 0.4%
Sonic Healthcare Ltd.	1,972,734	$ 35,093,477
Medical Equipment – 2.2%
Essilor International S.A.	540,020	$ 73,800,219
Terumo Corp.	1,856,400	109,615,547
		$ 183,415,766
Metals & Mining – 1.4%
Rio Tinto Ltd.	2,026,201	$ 114,205,736
Natural Gas - Distribution – 0.6%
China Resources Gas Group Ltd.	12,970,000	$ 49,087,622
Natural Gas - Pipeline – 1.2%
APA Group	7,369,577	$ 48,320,038
Enbridge, Inc.	1,634,912	50,802,564
		$ 99,122,602
Network & Telecom – 0.6%
LM Ericsson Telephone Co., “B”	6,476,880	$ 46,973,188
Other Banks & Diversified Financials – 7.9%
Aeon Credit Service Co. Ltd.	3,497,500	$ 81,356,382
AIB Group PLC	11,261,565	61,534,794
DnB NOR A.S.A.	2,252,616	40,329,994
HDFC Bank Ltd.	2,494,662	81,850,022
Intesa Sanpaolo S.p.A.	30,379,445	89,302,737
Julius Baer Group Ltd.	1,808,008	105,479,363
Jyske Bank A.S.	768,180	41,867,930
KBC Groep N.V.	1,190,708	92,150,258
Mastercard, Inc., “A”	310,357	59,005,073
		$ 652,876,553
Pharmaceuticals – 7.0%
Bayer AG	1,441,084	$ 171,603,547
Novo Nordisk A.S., “B”	2,685,402	127,570,989
Roche Holding AG	796,800	170,621,591
Santen Pharmaceutical Co. Ltd.	6,369,400	110,336,288
		$ 580,132,415
Printing & Publishing – 1.3%
RELX N.V.	4,964,000	$ 108,403,159
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 2.7%
Grand City Properties S.A.	4,084,978	$ 100,286,462
LEG Immobilien AG	1,126,396	123,464,468
		$ 223,750,930
Restaurants – 0.7%
Yum China Holdings, Inc.	1,508,276	$ 59,275,247
Specialty Chemicals – 7.4%
Akzo Nobel N.V.	1,442,241	$ 126,622,553
Croda International PLC	1,718,482	106,501,762
Linde AG	702,634	160,997,275
Nitto Denko Corp.	741,100	57,915,828
Sika AG (l)	10,600	84,640,828
Symrise AG	970,059	78,770,975
		$ 615,449,221
Specialty Stores – 1.1%
Dufry AG	280,021	$ 38,198,887
Just Eat PLC (a)	4,448,314	49,849,700
		$ 88,048,587
Telecommunications - Wireless – 3.5%
Advanced Info Service PLC	8,182,100	$ 48,724,290
Cellnex Telecom S.A.U.	2,468,772	62,657,650
KDDI Corp.	3,829,100	103,368,547
SoftBank Corp.	1,098,600	77,976,073
		$ 292,726,560
Telephone Services – 0.4%
Com Hem Holding AB	2,084,408	$ 35,263,652
Tobacco – 2.5%
British American Tobacco PLC	2,258,250	$ 116,147,612
Japan Tobacco, Inc.	3,254,200	87,707,856
		$ 203,855,468
Trucking – 0.7%
Yamato Holdings Co. Ltd.	1,941,700	$ 55,603,992
Utilities - Electric Power – 2.1%
CLP Holdings Ltd.	5,053,500	$ 53,042,696
E.ON AG	4,994,433	52,969,092
Iberdrola S.A.	9,450,681	67,085,422
		$ 173,097,210
Total Common Stocks		$8,140,557,042
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 1.82% (v)	99,794,711	$ 99,784,732
Collateral for Securities Loaned – 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.72% (j)	126,675,441	$ 126,675,441
Other Assets, Less Liabilities – (0.8)%		(68,301,568)
Net Assets – 100.0%		$8,298,715,647

4

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $99,784,732 and $8,267,232,483, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
5

Supplemental Information
5/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$—	$1,552,775,293	$—	$1,552,775,293
United Kingdom	1,052,182,823	—	—	1,052,182,823
Switzerland	957,688,022	—	—	957,688,022
Germany	788,202,588	—	—	788,202,588
France	738,815,610	—	—	738,815,610
United States	402,409,926	—	—	402,409,926
Australia	6,739,077	270,176,413	—	276,915,490
Hong Kong	77,351,875	198,173,168	—	275,525,043
Spain	265,437,308	—	—	265,437,308
Other Countries	1,484,145,842	346,459,097	—	1,830,604,939
Mutual Funds	226,460,173	—	—	226,460,173
Total	$5,999,433,244	$2,367,583,971	$—	$8,367,017,215
For further information regarding security characteristics, see the Portfolio of Investments.
6

Supplemental Information (unaudited) – continued
Of the level 2 investments presented above, equity investments amounting to $2,019,803,162 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
(2) Securities Lending Collateral
At May 31, 2018, the value of securities loaned was $129,340,645. These loans were collateralized by cash of $126,675,441 and U.S. Treasury Obligations of $12,298,023.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	97,839,200	873,409,605	(871,454,094)	99,794,711
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$4,377	$(4,885)	$—	$1,026,739	$99,784,732

(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2018, are as follows:
Japan	18.7%
United Kingdom	12.7%
Switzerland	11.6%
Germany	9.5%
France	8.9%
United States	6.6%
Australia	3.3%
Hong Kong	3.3%
Spain	3.2%
Other Countries	22.2%
7

Quarterly Report
May 31, 2018
MFS®  Technology Fund

Portfolio of Investments
5/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.9%
Aerospace – 3.3%
CACI International, Inc., “A” (a)	51,521	$ 8,585,975
FLIR Systems, Inc.	147,004	7,923,516
Harris Corp.	64,499	9,705,164
Northrop Grumman Corp.	29,060	9,509,885
		$ 35,724,540
Biotechnology – 0.5%
Bio-Techne Corp.	38,797	$ 5,831,965
Broadcasting – 2.9%
Netflix, Inc. (a)	90,910	$ 31,963,956
Brokerage & Asset Managers – 1.7%
NASDAQ, Inc.	119,153	$ 10,945,395
TD Ameritrade Holding Corp.	122,447	7,248,862
		$ 18,194,257
Business Services – 17.5%
Cognizant Technology Solutions Corp., “A”	251,678	$ 18,963,937
Dropbox, Inc. (a)	181,040	5,429,390
DXC Technology Co.	393,789	36,271,905
Fidelity National Information Services, Inc.	167,791	17,151,596
First Data Corp. (a)	344,063	6,537,197
Fiserv, Inc. (a)	192,217	13,954,954
FleetCor Technologies, Inc. (a)	54,719	10,908,233
Global Payments, Inc.	168,975	18,783,261
Grand Canyon Education, Inc. (a)	76,744	8,526,258
PagSeguro Digital Ltd. (a)	184,951	6,153,320
PayPal Holdings, Inc. (a)	233,499	19,163,263
Total System Services, Inc.	123,125	10,489,019
TransUnion	109,982	7,544,765
Verisk Analytics, Inc., “A” (a)	51,244	5,444,163
Zendesk, Inc. (a)	93,914	5,248,853
		$ 190,570,114
Cable TV – 0.7%
Comcast Corp., “A”	240,443	$ 7,497,013
Computer Software – 18.5%
Adobe Systems, Inc. (a)	185,741	$ 46,301,517
Autodesk, Inc. (a)	102,921	13,287,101
Carbon Black, Inc. (a)	82,373	1,936,589
DocuSign, Inc. (a)	53,909	2,685,207
Microsoft Corp.	673,404	66,559,251
PTC, Inc. (a)	104,772	9,035,537
Red Hat, Inc. (a)	60,339	9,800,261
RingCentral, Inc. (a)	73,514	5,568,686
Salesforce.com, Inc. (a)	357,431	46,226,551
		$ 201,400,700
Computer Software - Systems – 7.2%
Apple, Inc.	136,433	$ 25,495,235
Constellation Software, Inc.	13,940	10,979,336
EPAM Systems, Inc. (a)	67,496	8,314,157
EVO Payments, Inc., “A” (a)	19,338	415,380
New Relic, Inc. (a)	64,648	6,567,590
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Presidio, Inc. (a)	732,705	$ 9,803,593
Rapid7, Inc. (a)	193,939	6,142,048
ServiceNow, Inc. (a)	60,324	10,714,146
		$ 78,431,485
Consumer Services – 0.4%
Bookings Holdings, Inc. (a)	2,043	$ 4,308,524
Electrical Equipment – 2.0%
Amphenol Corp., “A”	112,327	$ 9,764,586
TE Connectivity Ltd.	128,491	11,959,942
		$ 21,724,528
Electronics – 7.1%
Applied Materials, Inc.	287,620	$ 14,605,344
Broadcom, Inc.	100,384	25,303,795
Microchip Technology, Inc.	257,351	25,060,840
NVIDIA Corp.	25,350	6,393,016
Silicon Laboratories, Inc. (a)	55,062	5,814,547
		$ 77,177,542
Internet – 21.2%
Alibaba Group Holding Ltd., ADR (a)	125,813	$ 24,912,232
Alphabet, Inc., “A” (a)(s)	88,308	97,138,800
Facebook, Inc., “A” (a)(s)	456,953	87,634,446
Godaddy, Inc. (a)	153,733	11,005,746
iQiyi, Inc., ADR (a)	412,258	10,430,127
		$ 231,121,351
Leisure & Toys – 3.4%
Activision Blizzard, Inc.	188,101	$ 13,338,242
Electronic Arts, Inc. (a)	114,282	14,960,657
Take-Two Interactive Software, Inc. (a)	76,588	8,583,983
		$ 36,882,882
Other Banks & Diversified Financials – 6.4%
Mastercard, Inc., “A”	164,622	$ 31,297,934
Visa, Inc., “A”	294,922	38,552,204
		$ 69,850,138
Printing & Publishing – 0.6%
IHS Markit Ltd. (a)	134,747	$ 6,640,332
Specialty Stores – 6.5%
Amazon.com, Inc. (a)(s)	43,569	$ 71,000,914
Total Common Stocks		$1,088,320,241
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 1.82% (v)	6,911,166	$ 6,910,474
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Securities Sold Short – (2.0)%
Computer Software – (2.0)%
CA, Inc.	(387,502)	$ (13,849,322)
SAP SE, ADR	(71,974)	(8,117,947)
Total Securities Sold Short		$ (21,967,269)
Other Assets, Less Liabilities – 1.4%		15,842,614
Net Assets – 100.0%		$1,089,106,060
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,910,474 and $1,088,320,241, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
At May 31, 2018, the fund had cash collateral of $13,463,067 and other liquid securities with an aggregate value of $20,036,183 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
3

Supplemental Information
5/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,088,320,241	$—	$—	$1,088,320,241
Mutual Funds	6,910,474	—	—	6,910,474
Total	$1,095,230,715	$—	$—	$1,095,230,715
Securities Sold Short	$(21,967,269)	$—	$—	$(21,967,269)
For further information regarding security characteristics, see the Portfolio of Investments.
4

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	24,817,058	159,441,127	(177,347,019)	6,911,166
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(3,001)	$(313)	$—	$148,735	$6,910,474

5

Quarterly Report
May 31, 2018
MFS®  U.S. Government Cash Reserve Fund

Portfolio of Investments
5/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) – 74.7%
Fannie Mae, 1.635%, due 6/11/2018	$ 8,700,000	$ 8,696,109
Fannie Mae, 1.707%, due 6/19/2018	10,500,000	10,491,180
Fannie Mae, 1.751%, due 6/20/2018	3,234,000	3,231,056
Federal Farm Credit Bank, 1.757%, due 6/21/2018	10,200,000	10,190,197
Federal Farm Credit Bank, 1.759%, due 7/02/2018	6,000,000	5,991,062
Federal Farm Credit Bank, 1.791%, due 7/09/2018	6,000,000	5,988,853
Federal Farm Credit Bank, 1.76%, due 7/12/2018	6,000,000	5,988,178
Federal Home Loan Bank, 1.675%, due 6/01/2018	9,600,000	9,600,000
Federal Home Loan Bank, 1.654%, due 6/04/2018	10,000,000	9,998,642
Federal Home Loan Bank, 1.675%, due 6/06/2018	3,000,000	2,999,313
Federal Home Loan Bank, 1.695%, due 6/06/2018	3,000,000	2,999,304
Federal Home Loan Bank, 1.7%, due 6/11/2018	9,500,000	9,495,580
Federal Home Loan Bank, 1.747%, due 6/20/2018	2,767,000	2,764,488
Federal Home Loan Bank, 1.761%, due 6/22/2018	8,000,000	7,991,903
Freddie Mac, 1.688%, due 6/25/2018	9,493,000	9,482,494
Freddie Mac, 1.698%, due 6/26/2018	2,430,000	2,427,182
Freddie Mac, 1.688%, due 6/27/2018	6,400,000	6,392,327
Freddie Mac, 1.76%, due 7/05/2018	9,600,000	9,584,315
Freddie Mac, 1.76%, due 7/06/2018	9,600,000	9,583,853
Freddie Mac, 1.75%, due 7/09/2018	9,500,000	9,482,752
U.S. Treasury Bill, 1.621%, due 6/14/2018	6,200,000	6,196,373
U.S. Treasury Bill, 1.627%, due 6/21/2018	11,474,000	11,463,642
U.S. Treasury Bill, 1.594%, due 7/12/2018	7,000,000	6,987,563
U.S. Treasury Bill, 1.594%, due 7/12/2018	1,000,000	998,223
U.S. Treasury Bill, 1.751%, due 1/03/2019	5,000,000	4,948,100
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$173,972,689
Repurchase Agreements – 25.8%
Goldman Sachs Repurchase Agreement, 1.79%, dated 5/31/2018, due 6/01/2018, total to be received $10,190,507 (secured by U.S. Treasury and Federal Agency obligations valued at $10,393,801 in a jointly traded account)	$10,190,000	$ 10,190,000
JPMorgan Chase & Co. Repurchase Agreement, 1.74%, dated 5/31/2018, due 6/01/2018, total to be received $29,001,402 (secured by U.S. Treasury and Federal Agency obligations valued at $29,584,144 in a jointly traded account)	29,000,000	29,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement, 1.75%, dated 5/31/2018, due 6/01/2018, total to be received $20,855,014 (secured by U.S. Treasury and Federal Agency obligations valued at $21,306,381 in a jointly traded account)	20,854,000	20,854,000
Total Repurchase Agreements, at Cost and Value		$ 60,044,000
Other Assets, Less Liabilities – (0.5)%		(1,169,991)
Net Assets – 100.0%		$232,846,698
(y)	The rate shown represents an annualized yield at time of purchase.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
5/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$234,016,689	$—	$234,016,689
For further information regarding security characteristics, see the Portfolio of Investments.
2

Quarterly Report
May 31, 2018
MFS®  Value Fund

Portfolio of Investments
5/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Aerospace – 5.4%
Honeywell International, Inc.	6,202,054	$ 917,345,807
Lockheed Martin Corp.	960,049	301,973,812
Northrop Grumman Corp.	2,297,887	751,983,521
United Technologies Corp.	4,457,033	556,326,859
		$ 2,527,629,999
Alcoholic Beverages – 1.3%
Diageo PLC	16,336,577	$ 599,933,186
Apparel Manufacturers – 0.4%
Hanesbrands, Inc.	10,529,883	$ 191,959,767
Automotive – 1.0%
Aptiv PLC	4,379,713	$ 427,022,017
Harley-Davidson, Inc.	1,544,434	63,445,349
		$ 490,467,366
Broadcasting – 2.0%
Interpublic Group of Companies, Inc.	16,009,479	$ 361,814,225
Omnicom Group, Inc.	7,899,994	569,431,568
		$ 931,245,793
Brokerage & Asset Managers – 3.3%
BlackRock, Inc.	1,070,290	$ 571,781,027
Franklin Resources, Inc.	3,993,914	134,075,693
NASDAQ, Inc.	5,997,439	550,924,746
T. Rowe Price Group, Inc.	2,224,521	270,101,340
		$ 1,526,882,806
Business Services – 6.8%
Accenture PLC, “A”	8,819,301	$ 1,373,517,938
Amdocs Ltd.	1,785,205	120,429,929
Cognizant Technology Solutions Corp., “A”	2,544,733	191,745,631
DXC Technology Co.	3,012,079	277,442,597
Equifax, Inc.	2,192,783	249,889,551
Fidelity National Information Services, Inc.	5,228,979	534,506,233
Fiserv, Inc. (a)	5,711,345	414,643,647
		$ 3,162,175,526
Cable TV – 1.9%
Comcast Corp., “A”	28,348,753	$ 883,914,119
Chemicals – 3.3%
3M Co.	2,699,296	$ 532,382,150
DowDuPont, Inc.	2,816,168	180,544,530
PPG Industries, Inc.	8,094,765	816,923,684
		$ 1,529,850,364
Computer Software - Systems – 0.3%
International Business Machines Corp.	887,183	$ 125,367,830
Construction – 1.4%
Sherwin-Williams Co.	1,048,866	$ 397,782,430
Stanley Black & Decker, Inc.	1,867,458	260,024,852
		$ 657,807,282
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.7%
Coty, Inc., “A”	9,870,655	$ 130,786,179
Kimberly-Clark Corp.	1,346,790	135,823,771
Newell Brands, Inc.	4,764,067	112,336,700
Procter & Gamble Co.	2,597,893	190,087,831
Reckitt Benckiser Group PLC	2,868,289	219,664,724
		$ 788,699,205
Containers – 0.4%
Crown Holdings, Inc. (a)	3,806,042	$ 164,953,860
Electrical Equipment – 1.9%
HD Supply Holdings, Inc. (a)	2,386,398	$ 97,197,991
Johnson Controls International PLC	23,352,179	783,699,127
		$ 880,897,118
Electronics – 2.1%
Analog Devices, Inc.	2,115,873	$ 205,620,538
Texas Instruments, Inc.	6,788,474	759,698,126
		$ 965,318,664
Energy - Independent – 1.9%
EOG Resources, Inc.	4,354,769	$ 513,035,336
Occidental Petroleum Corp.	4,484,257	377,574,439
		$ 890,609,775
Energy - Integrated – 1.7%
Chevron Corp.	3,369,744	$ 418,859,179
Exxon Mobil Corp.	4,822,197	391,755,285
		$ 810,614,464
Entertainment – 0.2%
Time Warner, Inc.	879,945	$ 82,855,621
Food & Beverages – 4.5%
Archer Daniels Midland Co.	6,310,704	$ 275,903,979
Danone S.A.	2,915,737	222,891,229
General Mills, Inc.	11,628,301	491,760,849
J.M. Smucker Co.	1,740,763	187,132,023
Nestle S.A.	9,317,014	703,124,494
PepsiCo, Inc.	2,156,277	216,166,769
		$ 2,096,979,343
Health Maintenance Organizations – 0.9%
Cigna Corp.	2,526,476	$ 427,909,240
Insurance – 7.4%
Aon PLC	6,232,128	$ 871,687,743
Chubb Ltd.	6,825,056	891,966,569
MetLife, Inc.	11,276,470	518,604,855
Prudential Financial, Inc.	2,521,724	244,203,752
Travelers Cos., Inc.	7,152,946	919,296,620
		$ 3,445,759,539
Leisure & Toys – 0.2%
Hasbro, Inc.	1,030,274	$ 89,376,270
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 2.6%
Eaton Corp. PLC	6,043,254	$ 462,792,391
Illinois Tool Works, Inc.	2,784,972	400,200,477
Ingersoll-Rand Co. Ltd., “A”	3,752,945	328,532,805
		$ 1,191,525,673
Major Banks – 14.1%
Bank of New York Mellon Corp.	10,058,895	$ 550,724,501
Goldman Sachs Group, Inc.	4,883,217	1,103,021,056
JPMorgan Chase & Co.	20,863,048	2,232,554,766
PNC Financial Services Group, Inc.	5,090,761	730,066,035
State Street Corp.	4,505,606	433,033,793
Wells Fargo & Co.	28,157,948	1,520,247,613
		$ 6,569,647,764
Medical & Health Technology & Services – 1.2%
Express Scripts Holding Co. (a)	3,218,519	$ 243,995,925
McKesson Corp.	2,310,788	327,993,249
		$ 571,989,174
Medical Equipment – 6.7%
Abbott Laboratories	10,487,242	$ 645,280,000
Danaher Corp.	6,502,513	645,569,491
Medtronic PLC	13,666,942	1,179,730,433
Thermo Fisher Scientific, Inc.	3,052,258	635,693,774
		$ 3,106,273,698
Oil Services – 1.8%
Schlumberger Ltd.	12,327,446	$ 846,525,717
Other Banks & Diversified Financials – 5.5%
American Express Co.	5,363,013	$ 527,184,178
Citigroup, Inc.	15,590,987	1,039,762,923
U.S. Bancorp	20,327,868	1,016,190,121
		$ 2,583,137,222
Pharmaceuticals – 6.8%
Johnson & Johnson	12,737,233	$ 1,523,627,811
Merck & Co., Inc.	6,876,832	409,377,809
Novartis AG	1,338,995	99,120,409
Pfizer, Inc.	29,299,175	1,052,719,358
Roche Holding AG	384,183	82,266,459
		$ 3,167,111,846
Printing & Publishing – 0.7%
Moody's Corp.	2,059,424	$ 351,275,952
Railroad & Shipping – 1.7%
Canadian National Railway Co.	3,349,712	$ 279,633,958
Union Pacific Corp.	3,703,412	528,699,097
		$ 808,333,055
Real Estate – 0.4%
Public Storage, Inc., REIT	865,844	$ 183,420,393
Telephone Services – 0.7%
Verizon Communications, Inc.	7,200,263	$ 343,236,537
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 3.3%
Altria Group, Inc.	6,143,513	$ 342,439,415
Philip Morris International, Inc.	15,040,562	1,196,326,301
		$ 1,538,765,716
Trucking – 0.6%
United Parcel Service, Inc., “B”	2,470,962	$ 286,928,108
Utilities - Electric Power – 2.6%
Duke Energy Corp.	9,779,193	$ 754,562,532
Southern Co.	6,426,106	288,532,159
Xcel Energy, Inc.	4,157,396	189,244,666
		$ 1,232,339,357
Total Common Stocks		$46,051,717,349
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 1.82% (v)	451,911,505	$ 451,866,314
Other Assets, Less Liabilities – 0.3%		146,335,337
Net Assets – 100.0%		$46,649,919,000
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $451,866,314 and $46,051,717,349, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
5/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$46,051,717,349	$—	$—	$46,051,717,349
Mutual Funds	451,866,314	—	—	451,866,314
Total	$46,503,583,663	$—	$—	$46,503,583,663
For further information regarding security characteristics, see the Portfolio of Investments.
5

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	908,270,888	3,705,056,960	(4,161,416,343)	451,911,505
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(51,855)	$10,603	$—	$6,496,080	$451,866,314

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). Attached hereto as EX-99.CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST I

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: July 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: July 16, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 16, 2018

*	Print name and title of each signing officer under his or her signature.